Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$167,549,615.42	0.4188740	$144,966,545.00	0.3624164	$22,583,070.42
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$380,199,615.42	0.3040016	$357,616,545.00	0.2859445	$22,583,070.42

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	30.63		29.74
Pool Receivables Balance	$409,596,806.87		$386,316,805.00
Remaining Number of Receivables	44,113		42,915

Adjusted Pool Balance	$399,101,310.62		$376,518,240.20

III. COLLECTIONS

Principal:
Principal Collections	$22,655,897.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$440,831.73
Total Principal Collections	$23,096,729.47

Interest:
Interest Collections	$1,043,958.99
Late Fees & Other Charges	$48,208.74
Interest on Repurchase Principal	$-
Total Interest Collections	$1,092,167.73

Collection Account Interest	$10,573.18
Reserve Account Interest	$1,685.10
Servicer Advances	$-

Total Collections	$24,201,155.48

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Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,201,155.48
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,201,155.48

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$341,330.67	$-	$341,330.67	$341,330.67
	Collection Account Interest					$10,573.18
	Late Fees & Other Charges					$48,208.74
Total due to Servicer						$400,112.59

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$146,605.91		$146,605.91
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$293,001.83		$293,001.83	$293,001.83

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$23,355,203.06

9.	Regular Principal Distribution Amount:					$22,583,070.42

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$22,583,070.42
	Class A-4 Notes				$-
	Class A Notes Total:		$22,583,070.42		$22,583,070.42
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$22,583,070.42		$22,583,070.42

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					772,132.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,495,496.25
Beginning Period Amount	$10,495,496.25
Current Period Amortization	$696,931.45
Ending Period Required Amount	$9,798,564.80
Ending Period Amount	$9,798,564.80
Next Distribution Date Required Amount	$9,127,514.97

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Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	29
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.74%	5.02%	5.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.87%	42,428	98.30%	$379,755,973.12
30 - 60 Days	0.89%	384	1.31%	$5,063,898.07
61 - 90 Days	0.20%	87	0.33%	$1,275,504.64
91-120 Days	0.04%	16	0.06%	$221,429.17
121 + Days	0.00%	0	0.00%	$-
Total		42,915		$386,316,805.00

Delinquent Receivables 30+ Days Past Due
Current Period	1.13%	487	1.70%	$6,560,831.88
1st Preceding Collection Period	1.07%	473	1.66%	$6,790,589.26
2nd Preceding Collection Period	1.02%	462	1.55%	$6,690,526.29
3rd Preceding Collection Period	1.04%	482	1.57%	$7,186,020.25
Four-Month Average	1.07%		1.62%

Repossession in Current Period		42		$436,785.65
Repossession Inventory		92		$369,510.66

Current Charge-Offs
Gross Principal of Charge-Offs				$624,104.13
Recoveries				$(440,831.73)
Net Loss				$183,272.40

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.54%

Average Pool Balance for Current Period				$397,956,805.94

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.55%
1st Preceding Collection Period				0.61%
2nd Preceding Collection Period				1.26%
3rd Preceding Collection Period				0.26%
Four-Month Average				0.67%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		49	1,951	$28,654,715.17
Recoveries		65	1,730	$(15,269,631.48)
Net Loss				$13,385,083.69
Cumulative Net Loss as a % of Initial Pool Balance				1.03%

Net Loss for Receivables that have experienced a Net Loss *		34	1,535	$13,422,050.05
Average Net Loss for Receivables that have experienced a Net Loss				$8,744.01

Principal Balance of Extensions				$1,429,269.44
Number of Extensions				93

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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